--------------------------------------------------------------------------------------------------------------------------------------------

PCJ PERFORMANCE FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

--------------------------------------------------------------- ------------------- --------------------- ----------------

                                                                  PERCENT OF NET      NUMBER OF SHARES        MARKET
SECURITY (Note A)                                                     ASSETS                                   VALUE

--------------------------------------------------------------- ------------------- --------------------- ----------------

COMMON STOCKS
Capital goods and transportation:                                        11.7%
     General Electric Co.                                                                 55,800               $ 2,674,913
     Tyco International Ltd.                                                              46,000                 2,553,000
     United Technologies Corp.                                                            16,600                 1,305,175
                                                                                                          ----------------

                                                                                                                 6,533,088
                                                                                                          ----------------

Consumer cyclical:                                                      6.3
     Comcast Corp. (1)                                                                    15,000                   626,250
     GAP Inc.                                                                             10,000                   255,000
     Home Depot Inc.                                                                      10,200                   466,012
     Walt Disney Co.                                                                      35,000                 1,012,813
     Wal Mart Stores Inc.                                                                 22,000                 1,168,750
                                                                                                          ----------------

                                                                                                                 3,528,825
                                                                                                          ----------------

Consumer staple:                                                       12.2
     American Home Products                                                               32,000                 2,033,600
     Clorox Company                                                                       29,000                 1,029,500
     Eli Lilly and Co.                                                                      12,500                 1,163,281
     Gillette Company                                                                     20,600                   744,175
     Merck and Co.                                                                          20,000                 1,872,500
                                                                                                          ----------------
                                                                                                          ----------------

                                                                                                                 6,843,056
                                                                                                          ----------------

Energy:                                                                 6.8
     Chevron Corp.                                                                        10,200                   861,263
     Cooper Cameron Corp. (1)                                                             13,000                   858,812
     Enron Corp.                                                                          12,000                   997,500
     Exxon Mobil Corp.                                                                    12,673                 1,101,759
                                                                                                          ----------------

                                                                                                                 3,819,334
                                                                                                          ----------------

Financial services:                                                    22.1
     American Express Co.                                                                 24,600                 1,351,463
     American International Group                                                         16,534                 1,629,632
     Bank NY Inc.                                                                         16,000                   883,000
     Citigroup Inc.                                                                       49,000                 2,502,063
     Franklin Resources Inc.                                                              24,000                   914,400
     Goldman Sachs Group                                                                   6,000                   641,625
     Northern Trust Corp.                                                                 25,800                 2,104,312
     Schwab (Charles) Corp.                                                               45,075                 1,279,003
     Wells Fargo and Co.                                                                    20,000                 1,113,750
                                                                                                          ----------------

                                                                                                                12,419,248
                                                                                                          ----------------

Industrial commodities:                                                 4.5
     Alcoa Inc.                                                                           52,800                1,768,800
     Sealed Air Corp. (1)                                                                 25,000                  762,500
                                                                                                          ----------------

                                                                                                             $  2,531,300
                                                                                                          ----------------

(1) Non-income producing security.
See notes to financial statements.

PCJ PERFORMANCE FUND

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2000

--------------------------------------------------------------- ------------------ --------------------- -----------------

                                                                 PERCENT OF NET      NUMBER OF SHARES         MARKET
SECURITY (Note A)                                                    ASSETS                                   VALUE

--------------------------------------------------------------- ------------------ --------------------- -----------------

Technology:                                                            15.3%
     Cisco Systems Co., Inc. (1)                                                         42,500             $  1,625,625
     E M C Corp.  Mass (1)                                                               24,800                1,649,200
     Intel Corp.                                                                         30,000                  901,875
     International Business Machines Inc.                                                15,400                1,309,000
     LSI Logic Corp. (1)                                                                 25,000                  427,250
     Microsoft Corp. (1)                                                                 22,000                  954,250
     Oracle Corp. (1)                                                                    26,000                  755,625
     Sun Microsystems Inc. (1)                                                           12,000                  334,500
     Texas Instruments Inc.                                                              13,000                  615,875
                                                                                                         -----------------

                                                                                                               8,573,200
                                                                                                         -----------------

Telecommunications:                                                     9.2
     AOL Time Warner Inc. (1)                                                            34,200                1,190,160
     Global Crossing Ltd. (1)                                                            30,000                  429,375
     Nokia Corp.                                                                         20,000                  870,000
     Qualcomm Inc. (1)                                                                   12,000                  986,250
     Qwest Communications International (1)                                              20,000                  820,000
     SBC Communications Inc.                                                             18,000                  859,500
                                                                                                         -----------------

                                                                                                               5,155,285
                                                                                                         -----------------

Unit trusts:                                                           10.4
       Diamonds Trust Series I                                                           12,000                1,281,376
     Nasdaq 100 Trust Series I (1)                                                       28,000                1,663,687
     SP 500 SPDR                                                                        22,050                2,892,684
                                                                                                         -----------------

                                                                                                               5,837,747
                                                                ------------------                       -----------------

TOTAL COMMON STOCKS                                                    98.5                                   55,241,083
     (Cost $34,565,545)
                                                                ------------------                       -----------------
                                                                ------------------                       -----------------

SHORT-TERM OBLIGATIONS                                                  1.9
     Star Treasury Fund                                                                                           31,745
     Star Federal Prime Obligations                                                                            1,050,000

                                                                                                         -----------------
                                                                                                         -----------------
TOTAL SHORT-TERM OBLIGATIONS
     (Cost $1,081,745)                                                                                         1,081,745
                                                                ------------------                       -----------------
                                                                ------------------                       -----------------

TOTAL INVESTMENTS                                                     100.4%                                 $56,322,828
     (Cost $35,647,290) (2)
                                                                ==================                       =================

(1)  Non-income producing security.
(2)  Represents cost for federal income tax purposes and
differs
     from market value by net unrealized appreciation (See
Note D)
See notes to financial statements.

 PCJ PERFORMANCE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------- ----------------- -----

ASSETS:
Investments in securities, at market value                                                             $56,322,828
         (Cost basis - $35,647,290) (Notes A , D)

Receivables:
            Dividends and interest                                                                          42,725
            Fund shares sold                                                                                50,411
                                                                                                   -----------------

            Total receivables                                                                               93,136

                                                                                                   -----------------
                                                                                                   -----------------

Total assets                                                                                            56,415,964

LIABILITIES:
Payable for securities purchased                                                                           258,913
Accrued expenses (Note B)                                                                                   73,022
                                                                                                   -----------------

Total liabilities                                                                                          331,935

                                                                                                   -----------------
                                                                                                   -----------------

NET ASSETS                                                                                             $56,084,029
                                                                                                   =================

SHARES OUTSTANDING  (Unlimited authorization - no par value):
         Beginning of year                                                                               1,598,837
         Net increase (Note C)                                                                             174,279
                                                                                                   -----------------

         End of year                                                                                     1,773,116
                                                                                                   =================

NET ASSET VALUE, offering price and redemption price per share                                     $       31.63
                                                                                                   =================

NET ASSETS CONSIST OF:
         Paid in capital                                                                               $35,401,796
         Net unrealized appreciation                                                                    20,675,538
         Accumulated net realized gain on investments                                                        6,695
                                                                                                   -----------------

         Net Assets                                                                                    $56,084,029
                                                                                                   =================

See notes to financial statements.

PCJ PERFORMANCE FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------- ----------------- -----

INVESTMENT INCOME (Note A):
         Dividends                                                                                    $   438,951
             Interest                                                                                     226,075
                                                                                                   -----------------
                                                                                                   -----------------

Total investment income                                                                                   665,026
                                                                                                   -----------------

EXPENSES (Note B):
         Investment advisory fee                                                                          628,664
         Management fee                                                                                   314,332
                                                                                                   -----------------

Total expenses                                                                                            942,996
                                                                                                   -----------------

NET INVESTMENT LOSS                                                                                      (277,970)
                                                                                                   -----------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Note D):
         Net realized gain on investments                                                               4,518,757
         Change in unrealized appreciation of investments                                             (12,474,417)
                                                                                                   -----------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                                                 (7,955,660)
                                                                                                   -----------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                                           $ (8,233,630)
                                                                                                   =================

See notes to financial statements.

PCJ PERFORMANCE FUND

STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------

                                                                               For The Years Ended December 31,

                                                                            2000                           1999
                                                                       -------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
         Net investment loss                                               $   (277,970)                 $   (291,739)
         Net realized gain on investments                                     4,518,757                     1,046,382
         Change in unrealized appreciation of investments                   (12,474,417)                    7,898,921
                                                                       ------------------            -------------------

Net increase (decrease) in net assets from operations                        (8,233,630)                    8,653,564
                                                                       ------------------            -------------------

DIVIDENDS TO SHAREHOLDERS (Note A):
         Dividends from net investment income                                         0                             0
         Dividends from net realized gain on investments                     (4,538,780)                   (1,019,664)
                                                                       ------------------            -------------------

Net decrease in net assets from dividends to shareholders                    (4,538,780)                   (1,019,664)
                                                                       ------------------            -------------------
                                                                       ------------------            -------------------

INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (Note       5,853,923                      6,537,042
C)

                                                                       ------------------            -------------------
                                                                       ------------------            -------------------

Total increase (decrease) in net assets                                      (6,918,487)                   14,170,942

NET ASSETS:
         Beginning of year                                                   63,002,516                    48,831,574
                                                                       ------------------            -------------------

         End of year                                                        $56,084,029                   $63,002,516
                                                                       ==================            ===================

See notes to financial statements.

PCJ PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PCJ Performance Fund (the "Fund") commenced  operations on December 23, 1983, as a "no-load,  open-end,  diversified"
     investment company.  It is organized as an Ohio business  trust and is registered  under the  Investment  Company Act of 1940.
     The investment objective  of the Fund is  long-term  growth of capital  through  investment  in common  stocks.  Current income is of  secondary importance.

     The  preparation of financial  statements in conformity  with  accounting  principles  generally  accepted in the United States of America  requires  management to make  estimates or assumptions  that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(1)      Security  Valuations - Investments in securities  traded on a national  securities  exchange are valued at the last sale price as of the close of New York trading on the day the securities are being valued;  securities  traded on the over-the-counter market  are  valued at either  the mean  between the bid and ask  prices or the last sale  price as one or the other may be quoted by the NASDAQ System as of the close of New York trading on the day the securities  are being valued; securities and other assets for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Fund.

(2)      Federal  Income  Taxes - The Fund has elected to be treated as a regulated  investment  company and intends to comply with the requirements  under  Subchapter M of the Internal  Revenue Code and to distribute all of its net  investment  income and net realized  gains on  security  transactions.  Accordingly,  no  provision  for  federal  income  taxes  has been made in the accompanying financial statements.

(3)      Other - Security  transactions are accounted for on the date the securities are  purchased or sold (trade date).  Realized gains and losses on sales are determined  using the specific lot method.  Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

The Fund has an investment advisory agreement with Parker, Carlson, Johnson, Inc. (the "Advisor"), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund.
     Investment advisory fees were $628,664 for the year ended December 31, 2000.

     The Fund has a management agreement with PCJ Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Advisor.  The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend  disbursing agent.  Service Corp. pays all expenses of the Fund (with certain  exclusions)  and is entitled to a monthly fee,  accrued daily,  based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $314,332 for the year ended December 31, 2000.

PCJ PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------------------

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT (Continued)

     The Fund's  shareholders  have adopted a Distribution  Expense Plan (the "Plan") pursuant to Rule 12b-1 of the Investment
     Company Act of 1940.  This Plan  authorizes  payments under the investment  advisory  agreement and management  agreement described above which might be deemed to be expenses  primarily  intended to result in the sale of Fund shares.  No other payments are authorized under the Plan.

     Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.

C.  CAPITAL SHARE TRANSACTIONS
                                                     For the Year Ended                    For the Year Ended
                                                     December 31, 2000                      December 31, 1999

                                            ----------------------------------------------------------------------------

    Shares sold                                     153,489        $  5,926,361            242,347       $  8,992,472
    Shares issued in reinvestment of                142,370           4,538,780             25,876          1,019,664
      dividends
                                           ------------------- ------------------ --------------------------------------

                                                    295,859          10,465,141            268,223         10,012,136
    Shares redeemed                                (121,580)         (4,611,218)           (95,889)        (3,475,094)
                                           -------------------                    --------------------------------------
                                                               ------------------

    Net increase                                    174,279        $  5,853,923            172,334       $  6,537,042
                                           =================== ================== ======================================

D. INVESTMENT TRANSACTIONS

     Securities purchased and sold (excluding short-term  obligations and long-term U.S. Government  securities) for the year ended
     December 31, 2000, aggregated $23,670,303 and $20,901,099, respectively.

     At December 31, 2000,  gross unrealized  appreciation on investments was $24,029,191 and gross  unrealized  depreciation on investments was $3,353,653 for a net unrealized appreciation of $20,675,538 for financial reporting and federal income tax purposes.

E. ADOPTION OF NEW ACCOUNTING PRINCIPLE

     The Fund will adopt the provisions of the AICPA Audit and Accounting  Guide for Investment  Companies,  effective
     January 1, 2001. The adoption of this Guide will have no effect on the total net assets of the Fund.

PCJ PERFORMANCE FUND

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------

Selected Data for Each Share of Capital                             For The Years Ended December 31,
Stock Outstanding Throughout the Year                2000          1999           1998          1997          1996

                                                 -----------------------------------------------------------------------

Net asset value-beginning of year                    $39.41        $34.23         $27.01        $21.11        $19.18
                                                 ------------- -------------- ------------- ----------------------------

Income from investment operations:
     Net investment income (loss)                     (0.16)        (0.18)         (0.11)        (0.03)         0.06
     Net realized and unrealized
       gain (loss) on securities                      (4.86)         6.01           8.69          7.54          3.73
                                                 -------------
                                                               -------------- ------------- ----------------------------

Total from investment operations                      (5.02)         5.83           8.58          7.51          3.79
                                                 ------------- -------------- ------------- ----------------------------

Less dividends:
     From net investment income                       (0.00)        (0.00)         (0.00)        (0.00)        (0.06)
     From net realized gain
       on investments                                 (2.76)        (0.65)         (1.36)        (1.61)        (1.80)
                                                 -------------
                                                               -------------- ------------- ----------------------------

Total dividends                                       (2.76)        (0.65)         (1.36)        (1.61)        (1.86)
                                                 ------------- -------------- ------------- ----------------------------

Net asset value-end of year                          $31.63        $39.41         $34.23        $27.01        $21.11
                                                 ============= ============== ============= ============================

Total return                                         (12.80%)       17.03%         31.77%        35.58%        19.80%

Ratios to average net assets
     Expenses                                         1.50%         1.50%          1.50%         1.50%          1.50%
     Net investment income                           (0.44%)       (0.52%)        (0.38%)       (0.12%)         0.30%

Portfolio turnover rate                              35.40%        23.72%         25.60%        22.44%         64.31%

Net assets at end of year (000's)                    $56,084       $63,003        $48,832       $37,453       $28,638

See notes to financial statements.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of
PCJ Performance Fund

We have audited the accompanying statement of assets and liabilities of PCJ Performance Fund (the "Fund"), including the schedule of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Fund's custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PCJ Performance Fund as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE  TOUCHE LLP

January 26, 2001
Dayton, Ohio